Security Deposit Received for Sales of Assets (Details) ¥ in Millions, $ in Millions			1 Months Ended
	Apr. 01, 2023 USD ($)	Apr. 01, 2023 CNY (¥)	May 31, 2023 USD ($)	May 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Security Deposit Received for Sales of Assets (Details) [Line Items]
Security deposit					$ 1.4	¥ 10.0
Forecast [Member]
Security Deposit Received for Sales of Assets (Details) [Line Items]
Remaining balance			$ 0.4	¥ 2.5
Business Combination [Member]
Security Deposit Received for Sales of Assets (Details) [Line Items]
Total consideration	$ 1.8	¥ 12.5